CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Jul. 31, 2026	Apr. 24, 2026	Apr. 25, 2025
Statement of Financial Position [Abstract]
Allowances for accounts receivable	$ 28	$ 26	$ 46
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		1,000,000,000	1,000,000,000
Common stock, shares outstanding (in shares)	281,205,548	280,819,988	0
Common stock, shares issued (in shares)	281,205,548	280,819,988	0
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0